INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES | HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND
HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND
INVESTMENT OBJECTIVE
The Hancock Horizon International Small Cap Fund (the "International Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 92 of this Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND	INSTITUTIONAL CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	0.75%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
Exchange Fees	none	none		none
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND		INSTITUTIONAL CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees		1.10%	1.10%	1.10%
Distribution (12b-1) Fees		none	none	0.75%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses	[1]	2.19%	2.19%	2.19%
Other Expenses		2.19%	2.44%	2.44%
Total Annual Fund Operating Expenses		3.29%	3.54%	4.29%
Less Fee Reductions and/or Expense Reimbursements		(1.74%)	(1.74%)	(1.74%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.55%	1.80%	2.55%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.55%, 1.80% and 2.55% of the Fund's average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 31, 2016 (the "expense caps"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES	158	850
CLASS A SHARES	698	1,401
CLASS C SHARES	258	1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small capitalizations. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks. The Fund considers small-capitalization companies to be those with market capitalizations of $75 million to $5 billion at the time of purchase.

Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its assets will be invested in non-U.S. companies. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

In selecting securities to purchase for the Fund, GlobeFlex Capital LP ("GlobeFlex" or the "Sub-Adviser") utilizes a fundamental, bottom-up process to seek to identify companies with strong growth prospects not recognized by the market, based on criteria such as improving business conditions, quality management, and attractive valuations. GlobeFlex continually monitors the Fund's portfolio and will sell a security of a company that it believes has declining growth potential or is no longer undervalued. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's small-capitalization range.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Fund's particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available on the Fund's website at www.hancockhorizonfunds.com.